Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party - Schedule of Combined and Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Combined and Consolidated Balance Sheets [Abstract]
Short-term collateral payables	$ 413,279,728	$ 493,043,352
Long-term collateral payables, current	15,795,812	200,809,401
Total collateral payables, current	429,075,540	693,852,753
Long-term collateral payables to customers, non-current	69,021,582	88,943,818
Long-term collateral payable to related party, non-current	659,615,535
Total collateral payables	$ 1,157,712,657	$ 782,796,571